OLD MUTUAL FUNDS I

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Asset Allocation Growth Portfolio

Supplement dated July 28, 2008

to the Prospectus dated November 19, 2007, as supplemented

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Funds I. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fund Name Change

Effective July 31, 2008, the name of Old Mutual Analytic Defensive Equity Fund is changed to Old Mutual Analytic Fund and the name of Old Mutual Analytic Global Defensive Equity Fund is changed to Old Mutual Analytic Global Fund. These funds are “underlying funds” in which the Funds may invest.

Distributor: Old Mutual Investment Partners

R-08-315 07/2008

OLD MUTUAL FUNDS I

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated July 28, 2008

to the Prospectus dated November 19, 2007, as supplemented

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Funds I. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fund Name Change

Effective July 31, 2008, the name of Old Mutual Analytic Defensive Equity Fund is changed to Old Mutual Analytic Fund and the name of Old Mutual Analytic Global Defensive Equity Fund is changed to Old Mutual Analytic Global Fund.

_____________________________

Distributor: Old Mutual Investment Partners

R-08-312 07/2008

OLD MUTUAL FUNDS I

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Asset Allocation Growth Portfolio

Supplement dated July 28, 2008

to the Statement of Additional Information dated November 19, 2007,

as supplemented

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I. You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fund Name Change

Effective July 31, 2008, the name of Old Mutual Analytic Defensive Equity Fund is changed to Old Mutual Analytic Fund and the name of Old Mutual Analytic Global Defensive Equity Fund is changed to Old Mutual Analytic Global Fund. These funds are “underlying funds” in which the Funds may invest.

_____________________

Distributor: Old Mutual Investment Partners

R-08-314 07/2008

OLD MUTUAL FUNDS I

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Old Mutual International Bond Fund

Old Mutual Provident Mid-Cap Growth Fund

Supplement dated July 28, 2008

to the Statement of Additional Information dated February 1, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I. You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fund Name Change

Effective July 31, 2008, the name of Old Mutual Analytic Defensive Equity Fund is changed to Old Mutual Analytic Fund and the name of Old Mutual Analytic Global Defensive Equity Fund is changed to Old Mutual Analytic Global Fund.

_____________________

Distributor: Old Mutual Investment Partners

R-08-313 07/2008